OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Reclassifications (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)	$ 15,934	$ 14,977	$ 13,387
Interest expense	(3,263)	(2,588)	(2,360)
Total before tax	4,010	1,374	2,166
Income tax (expense) recovery	(942)	(589)	(120)
Net Income (Loss) Attributable to Common Shares	2,829	641	1,815
Plant operating costs and other	4,887	4,932	4,098
Income (loss) from equity investments	1,377	1,054	898
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(97)	(63)	(68)
Income tax (expense) recovery	23	21	13
Net Income (Loss) Attributable to Common Shares	(74)	(42)	(55)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Interest rate
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(12)	(16)	(46)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	0	(9)	(20)
Income tax (expense) recovery	0	3	6
Net Income (Loss) Attributable to Common Shares	0	(6)	(14)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	0	(11)	(22)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement gain (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	0	2	2
Amounts Reclassified From Accumulated Other Comprehensive Loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) recovery	(6)	(1)	9
Net Income (Loss) Attributable to Common Shares	16	3	(28)
Income (loss) from equity investments	22	4	(37)
Power and Energy Solutions | Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)	$ (85)	$ (47)	$ (22)